FEDERAL AND STATE INCOME TAXES (Details 1) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Income before tax	$ 1,307,520	$ 1,176,950
Computed expected tax	444,557	247,160
State income and franchise tax	1,670	12,391
Reduction in deferred tax from change in tax rate	(13,420)
Other	(30,244)	6,829
Total	$ 402,563	$ 266,380